Income Taxes - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Income Taxes [line items]
Unrecognized deferred tax assets	$ 249	$ 266
Unrecognized deferred tax liabilities	879	905
Net Operating Loss
Disclosure of Income Taxes [line items]
Through Profit (Loss)	1,700	1,200
Canada | Net Operating Loss
Disclosure of Income Taxes [line items]
Unused tax losses	60	147
Chile | Net Operating Loss
Disclosure of Income Taxes [line items]
Unused tax losses	$ 6,100	$ 4,200